STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)														1 Months Ended			3 Months Ended			12 Months Ended
	Sep. 19, 2019	Sep. 18, 2019	May 29, 2019	Mar. 15, 2019	Feb. 28, 2019	Feb. 27, 2019	Feb. 27, 2019	Oct. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Jul. 27, 2018	Mar. 31, 2018	Aug. 09, 2017	Dec. 31, 2019	Apr. 30, 2018	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants Issued																			$ 1,153,465		$ 1,153,465
Exercise price (in dollars per share)																$ 0.15
Shares issued during period value																					1,153,645
Proceeds from issuance of convertible stock																					$ 2,312,005
Common stock issued														111,893,779			112,920,804		102,553,706	111,893,779	102,553,706
Share-based payment for settlement agreement with shareholders												$ 279,000
Exercised total share price																				200,000	22,809,908
Compensation expense																				$ 174,660	$ 160,500
Unrecognized compensation cost																	$ 192,633			$ 0	$ 0
Private Placement [Member]
Number of share cancelled											607,143
Proceeds From Issuance of Private Placement																						$ 2,100,000
Warrant term																						5 years
Third Party [Member]
Share-based payment for settlement agreement with shareholders												139,500
Related Party [Member]
Share-based payment for settlement agreement with shareholders												$ 139,500
Common Stock [Member]
Restricted stock awards granted																		640,000		1,000,000	2,212,500
Common stock sold																						715,000
Shares issued during period value																					$ 15,906
Shares issued during period																					15,906,168
Common Stock [Member] | Bridge Financing [Member]
Restricted stock units issued	1,000,000
Restricted stock units fair value	$ 70,100
Warrant [Member]
Exercise price (in dollars per share)														$ 0.0699			$ 0.08			$ 0.0699
Board of Director [Member]
Issuance of shares cashless exercise of options related to services																4,027,778
Disposed shares related to services																972,222
Proceeds from issuance of convertible stock																					$ 2,079,345
Principal amount																			$ 120,000		120,000
Accrued interest																					2,478
Board of Director [Member] | Settlement Agreement [Member]
Exercise price (in dollars per share)												$ 0.40
Common stock issued												500,000
Amount of Settlement paid												$ 500,000
Number of common stock called by warrants (in shares)												3,700,000
Board of Director [Member] | Private Placement [Member]
Proceeds From Issuance of Private Placement																					$ 530,777
Board of Director [Member] | Common Stock [Member]
Restricted stock awards granted																					300,000
Common stock sold																					20,787,784
Shares issued during period														240,000
Proceeds from issuance of convertible stock																					$ 12,054,576
Shares issued to convert accounts payable																					1,749,683
Board of Director [Member] | Common Stock [Member] | Common stock and warrant [Member]
Common stock sold																					7,590,111
Former Director [Member] | Common Stock [Member]
Warrants Issued			$ 200,000
Shares issued during period			71,774
Restricted Common Stock [Member]
Compensation expense																					$ 111,105
Unrecognized compensation cost																					$ 0
Restricted Common Stock [Member] | Five Director [Member]
Restricted stock awards granted																				1,200,000
Restricted stock awards granted term																				1 year
Restricted Common Stock [Member] | Three Director [Member]
Number of share cancelled					320,000	320,000	320,000
Restricted Common Stock [Member] | Five Director [Member]
Restricted stock awards granted																					600,000
Restricted Common Stock [Member] | Director and Chief Executive Officer [Member]
Restricted stock vested, shares																			150,000
Restricted stock awards granted																			1,425,000
Restricted stock awards granted term																			1 year
Restricted Common Stock [Member] | Six Non-employee Directors [Member]
Restricted stock awards granted													300,000
Restricted stock awards granted term													1 year
Restricted Common Stock [Member] | Four Director [Member]
Restricted stock awards granted																	960,000
Restricted stock awards granted term																	1 year
Restricted Stock Units (RSUs) [Member]
Restricted stock units, Expense																	$ 64,790	$ 48,182		$ 0	$ 8,625
Restricted stock vested, shares																		82,808
Shares issued during period value																				$ 83,572
Shares issued during period																				680,000
Common stock issued																	960,359
Restricted Stock Units (RSUs) [Member] | Investor Relations and Advisory Agreement [Member]
Restricted stock units, Expense																	$ 66,666			$ 35,870
Restricted stock units issued																	7,734			292,730
Monthly fee				$ 5,000
Restricted Stock Units (RSUs) [Member] | Consulting Service Agreement [Member]
Restricted stock units, Expense																				$ 19,000
Restricted stock units issued																				200,000
Unvested Restricted Stock [Member] | Four Director [Member]
Number of share cancelled		120,000
Warrant [Member]
Warrant term																						5 years
Warrants Issued																			$ 16,513,311		$ 16,513,311	$ 715,000
Exercise price (in dollars per share)																$ 0.10						$ 0.15
Warrant [Member] | Board of Director [Member]
Common stock sold																					20,787,784
Warrants Issued																$ 5,000,000
Exercise price (in dollars per share)										$ 0.15
Shares issued during period																					20,787,784
Proceeds from issuance of convertible stock																					$ 1,205,458
Number of common stock called by warrants (in shares)																3,700,000
Shares issued to convert accounts payable																					1,749,683
Exercised total share price										1,439,524
Exercised total price										$ 215,929
Number of disposed share								4,680	190,386
Warrant [Member] | Board of Director [Member] | Common stock and warrant [Member]
Restricted stock awards granted																					300,000
Common stock sold																					7,590,111
Warrant [Member] | Member of Board [Member]
Exercise price (in dollars per share)																$ 0.15
Shares issued during period value										$ 215,929						$ 15,731
Shares issued during period										1,439,524						104,876
Stock Options [Member] | Warrant [Member] | Chief Executive Officer (Patrick White) [Member]
Exercise price (in dollars per share)															$ 0.01
Shares issued during period value															$ 1,000
Shares issued during period															100,000
Restricted Stock Awards [Member]
Restricted stock units, Expense																				$ 238,530	$ 446,265
Consulting Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period value																					$ 44,120	$ 12,000
Shares issued during period																					49,500	120,000
Consulting Service Agreement [Member] | Restricted Stock Units (RSUs) [Member]
Restricted stock units, Expense																					$ 8,625
Restricted stock vested, shares																					37,500